Reverse Stock Split (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Reverse Stock Split (Textual)
Reverse stock split, description	On September 1, 2016, the Company's board of directors and stockholders approved a resolution to amend the Company's Certificate of Incorporation and to authorize the Company to effect a reverse split of the Company's outstanding common stock at a ratio of 1-for-10 (the "Reverse Split"). On September 9, 2016, the Company effected the Reverse Split. Upon effectiveness of the Reverse Split, every 10 shares of outstanding common stock decreased to one share of common stock. Throughout this report, the Reverse Split was retroactively applied to all periods presented.	On September 1, 2016, the Company's board of directors and stockholders approved a resolution to amend the Company's Certificate of Incorporation and to authorize the Company to effect a reverse split of the Company's outstanding common stock at a ratio of 1-for-10 (the "Reverse Split"). On September 9, 2016, the Company effected the Reverse Split. Upon effectiveness of the Reverse Split, every 10 shares of outstanding common stock decreased to one share of common stock.
Deferred debt issuance costs to convertible notes payable			$ 52,810